Provision for legal claims (Tables)	12 Months Ended
Jun. 30, 2018
Provision For Legal Claims
Schedule of probable likelihood of loss

Probable likelihood of loss

	Labor	Administrative	Tax	Civil	Total
At June 30, 2016	1,143	—	312	—	1,455
Additions	431	—	—	619	1,050
Monetary restatement	138	—	—	79	217
Reversal/payments	(313)	—	(117)	(698)	(1,128)
At June 30, 2017	1,399	—	195	—	1,594
Additions	131	300	—	22	453
Monetary restatement	173	—	—	—	173
Reversal/payments	(713)	(300)	—	—	(1,013)
At June 30, 2018	990	—	195	22	1,207

Scedule of contingencies	The contingencies are as follows:
	2018	2017
Civil	11,232	10,719
Tax	4,858	4,315
Labor	964	1,514
Environmental	279	—
	17,333	16,548

Scedule of judicial deposits	Judicial deposits
	2018	2017
Labor	277	611
Tax	1,099	1,051
Civil	129	127
(Note 7)	1,505	1,789